13 - OPTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Number of shares outstanding
	Number of Shares	Weighted Avg. Exercise Price
Options outstanding at December 31, 2015	150,000	2.67
Granted	982,700	$6.79
Exercised	-	-
Cancelled / Expired	(160,000)	5.41
Outstanding at December 31, 2016	972,700	$6.38

Outstanding and exercisable options

Outstanding and Exercisable Options

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$2.00	100,000	3.40	$200,000	$2.00	$451,000